Analysis of performance by segment - Short-term fluctuations related to debt securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities	$ (3,203)	$ (791)	$ (1,994)
Operating segments
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities	(3,100)	(818)	(2,020)
Operating segments | US
Interest-related realised gains (losses):
Total short-term fluctuations related to debt securities	(3,757)	(134)	(2,019)
Operating segments | Jackson (US insurance operations) | Debt securities
(Charges) credits in the period:
Losses on sales of impaired and deteriorating bonds	(28)	(6)	(4)
Bond write-downs	(15)	(5)	(3)
Recoveries	1	25	13
Total (charges) credits in the year	(42)	14	6
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns	109	104	112
Total credits (charge) in the year, net of risk margin allowance	67	118	118
Interest-related realised gains (losses):
Gains (losses) arising in the year	220	(12)	(55)
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(129)	(155)	(180)
Total interest-related realised (losses) gains	91	(167)	(235)
Related amortisation of deferred acquisition costs	(2)	7	24
Total short-term fluctuations related to debt securities	$ 156	$ (42)	$ (93)